Property and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 522	$ 708
MARIADB CORPORATION AB [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross		2,023	$ 1,858
accumulated depreciation		(1,315)	(932)
Property and equipment, net		708	926
Office Equipment [Member] | MARIADB CORPORATION AB [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross		1,084	834
Furniture and Fixtures [Member] | MARIADB CORPORATION AB [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross		415	416
Leaseholds and Leasehold Improvements [Member] | MARIADB CORPORATION AB [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross		$ 524	$ 608